SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Credit Losses and Impairment of Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Writeoff for allowance for credit loss	$ 0	$ 0	$ 0